Investments in Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Investments in Financial Assets

	2024		2023		2022
	Non- current	Current	Non- current	Current	Non- current	Current
Investments at amortized cost
Public securities (1)	-	-	-	99	201	162
Private securities - NO and stock market promissory notes	-	-	8	4	-	3
Term deposits (2)	-	-	-	47	-	80

	-	-	8	150	201	245

Investments at fair value through profit or loss
Public securities (1)	-	381	-	114	-	74
Private securities - NO	-	9	-	-	-	-

	-	390	-	114	-	74

	-	390	8	264	201	319

(1)	See Note 37.
(2)	Corresponds to term deposits with the BNA.